Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, shares	726,336	726,336	11,500,000
Common stock subject to possible redemption, price per share (in Dollars per share)	$ 11.19	$ 10.91	$ 10.14
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	3,218,499	3,218,499	3,218,499
Common stock, shares outstanding	3,218,499	3,218,499	3,218,499